Customer Trust Fund - Amortized Cost and Fair Value of Investment Security Available for Sale (Detail) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Due in one year or less, Cost	$ 2,024.4	$ 2,761.6
Due in one to three years, Cost	565.6	518.3
Due in three to five years, Cost	565.5	528.8
Due after five years, Cost	292.9	288.5
Invested customer trust funds, Cost	3,448.4	4,097.2	$ 3,686.8
Due in one year or less, Fair Value	2,023.9	2,762.0
Due in one to three years, Fair Value	556.5	648.8
Due in three to five years, Fair Value	557.6	473.9
Due after five years, Fair Value	280.0	206.7
Invested customer trust funds, Fair Value	$ 3,418.0	$ 4,091.4	$ 3,697.3